UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                   (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (note 1)

COMMON STOCKS - 96.31%

Consumer Discretionary - 22.61%
	Brunswick Corp.	4,400	$238,656
	Cinemark Holdings, Inc.	8,136	331,298
	Cooper Tire & Rubber Co.	11,000	418,660
	Dunkin' Brands Group, Inc.	5,861	274,646
*	Five Below, Inc.	7,286	231,221
*	GoPro, Inc.	8,700	365,226
	Libbey, Inc.	9,550	363,187
*	MarineMax, Inc.	8,400	212,940
	The Goodyear Tire & Rubber Co.	14,150	378,230
*	The Habit Restaurants, Inc.	7,800	256,152
*	Tuesday Morning Corp.	16,074	305,084
*	Zoe's Kitchen, Inc.	7,600	260,756
			3,636,056
Consumer Staples - 2.23%
*	United Natural Foods, Inc.	4,325	359,148
			359,148
Energy - 1.98%
	US Silica Holdings, Inc.	9,800	317,618
			317,618
Health Care - 23.44%
*	Acadia Healthcare Co., Inc.	5,000	316,150
*	Aratana Therapeutics, Inc.	12,350	237,861
	Aurora Spine Corp.	2,500	2,839
*	Cardiovascular Systems, Inc.	9,600	362,016
*	EnteroMedics, Inc.	75,000	79,500
*	Greatbatch, Inc.	6,500	345,410
	Halyard Health, Inc.	6,000	276,240
*	Heron Therapeutics, Inc.	33,744	438,334
*	Hologic, Inc.	10,754	348,214
*	IGI Laboratories, Inc.	25,000	288,000
*	Prestige Brands Holdings, Inc.	9,250	356,495
	Quintiles Transnational Holdings, Inc.	5,450	354,141
*	Team Health Holdings, Inc.	6,158	364,985
			3,770,185
Industrials - 25.53%
	Advanced Drainage Systems, Inc.	9,682	262,866
*	Colfax Corp.	7,000	368,760
	Franklin Electric Co., Inc.	6,750	246,240
*	Generac Holdings, Inc.	5,100	251,379

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
		Shares	Value (note 1)

COMMON STOCKS - Continued

Industrials - Continued
	H&E Equipment Services, Inc.	40,000	$979,200
	Lincoln Electric Holdings, Inc.	2,680	185,027
*	Masonite International Corp.	5,775	354,239
	Primoris Services Corp.	11,220	231,693
*	Quanta Services, Inc.	8,400	241,752
	The Greenbrier Cos., Inc.	4,500	264,465
	Trinity Industries, Inc.	13,125	441,263
*	United Rentals, Inc.	3,000	279,180
			4,106,064
Information Technology - 12.30%
*	Cardtronics, Inc.	9,064	331,652
*	Care.com, Inc.	23,550	188,165
*	GrubHub, Inc.	4,100	172,241
*	Immersion Corp.	21,462	178,564
*	Synaptics, Inc.	3,050	262,147
*	Telenav, Inc.	33,000	281,160
*	TrueCar, Inc.	19,900	396,010
*	Yelp, Inc.	3,500	168,000
			1,977,939
Materials - 8.22%
	Axiall Corp.	4,500	208,395
	Eagle Materials, Inc.	3,900	306,150
*	Flotek Industries, Inc.	12,500	213,500
	Methanex Corp.	4,900	266,070
	Westlake Chemical Corp.	4,900	327,124
			1,321,239

	Total Common Stocks (Cost $14,650,387 )		15,488,249

SHORT-TERM INVESTMENT - 4.63%
§	Fidelity Money Market Institutional Fund, 0.08%	744,333	744,333

	Total Short-Term Investment (Cost $744,333)		744,333

Total Value of Investments (Cost $15,394,720)(a) - 100.94%			$16,232,582

Liabilities in Excess of Other Assets - (0.94)%			(151,213)

Net Assets - 100%			$16,081,369

§	Represents 7 day effective yield
*	Non-income producing investment
			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$1,324,836
Aggregate gross unrealized depreciation	(486,974)

Net unrealized appreciation	$837,862

(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Goodwood SMID Cap Discovery Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,488,249	$15,488,249	$-	$-
Short-Term Investment	744,333	744,333	-	-
Total	$16,232,582	$16,232,582	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Date: April 14, 2015	Ryan D. Thibodeaux President, Treasurer, Principal Executive Officer and Principal Financial Officer Goodwood SMID Cap Discovery Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Date: April 14, 2015	Ryan D. Thibodeaux President, Treasurer, Principal Executive Officer and Principal Financial Officer Goodwood SMID Cap Discovery Fund